PUBLIC OFFERING (Details) - $ / shares		8 Months Ended
	Aug. 03, 2020	Dec. 31, 2020
Exercise price of warrants		$ 11.50
Number of warrants issued		41,400,000
IPO
Number of shares issued	207,000,000	207,000,000
Number of shares in a unit		1
Number of warrants in a unit		0.2
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-Allotment Option
Number of shares issued	27,000,000	27,000,000
Unit price		$ 10.00
Class A Common Stock | IPO
Number of shares issued		207,000,000